TFA - Carrying amounts for sale treatmen not achieved (Details 5) - Other asset-backed financings - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	SFr 279	SFr 255
Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	SFr (279)	SFr (255)